SUBSEQUENT EVENTS (Details) - BRL (R$)	Dec. 31, 2024	Aug. 30, 2024	Dec. 31, 2023
Events subsequent to the reporting date
Share capital	R$ 19,235,546,000		R$ 9,235,546,000
Share Capital
Events subsequent to the reporting date
Share capital	R$ 19,269,281,000	R$ 19,269,281
Share Capital | Ordinary shares
Events subsequent to the reporting date
Quantity of ordinary shares	1,264,117,615		1,324,117,615